Document and Entity Information	Feb. 23, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2022
Entity Registrant Name	LDH Growth Corp I
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40229
Entity Tax Identification Number	98-1562246
Entity Address, Address Line One	200 S. Biscayne Blvd
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	786
Local Phone Number	524-1028
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001842373
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fifth redeemable warrant
Trading Symbol	LDHAU
Security Exchange Name	NASDAQ
Class A ordinary share, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	LDHA
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at exercise price of $11.50 per share
Trading Symbol	LDHAW
Security Exchange Name	NASDAQ